UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Peter K. Seldin
Address:	575 Lexington Avenue, 33rd Floor
		New York, NY  10022

Form 13F File Number: 28-3604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:	            Peter K. Seldin
Title:		Investment Manager
Phone:		212-753-5150

Signature,	           Place,           and Date of Signing:
/s/Peter K. Seldin	New York, NY	November 8, 2011


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Report type (Check only one):

[X]  13F Holdings Report.

[ ]  13F Notice.

[ ]  13F Combination Report.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		 3
Form 13F Information Table Entry Total:		14
Form 13F Information Table Value Total:   $85,558
					(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number		Name

1. 	028-12601			Centennial Energy Partners, L.L.C.
2. 	028-12603			Centennial Energy Partners, L.P.
3. 	028-12606			Centennial Energy Partners V, L.P.



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FORM 13F INFORMATION TABLE


COLUMN 1         COLUMN 2    COLUMN 3        COLUMN 4     COLUMN 5      COLUMN 6     COLUMN 7        COLUMN 8
                 TITLE OF                     VALUE       SHARES       INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER   CLASS       CUSIP           (X $1000)    PRN/AMT      DISCRETION    MANAGERS    SOLE      SHARED

ATP OIL & GAS          COM    00208J108        11183       1,450,506   SHARED-DEFINED  1,2       1,450,506     0
ATP OIL & GAS          COM    00208J108         4536         588,340   SHARED-DEFINED  1,3         588,340     0
ATP OIL & GAS          COM    00208J108         1597         207,076   SHARED-DEFINED              207,076     0
BPZ RESOURCES INC      COM    055639108        13926       5,027,456   SHARED-DEFINED  1,2       5,027,456     0
BPZ RESOURCES INC      COM    055639108         5399       1,949,172   SHARED-DEFINED  1,3       1,949,172     0
BPZ RESOURCES INC      COM    055639108         1609         580,805   SHARED-DEFINED              580,805     0
CARRIZO OIL & GAS INC  COM    144577103        13691         635,177   SHARED-DEFINED  1,2         635,177     0
CARRIZO OIL & GAS INC  COM    144577103         5480         254,233   SHARED-DEFINED  1,3         254,233     0
CARRIZO OIL & GAS INC  COM    144577103         1746          80,984   SHARED-DEFINED               80,984     0
RANGE RES CORP         COM    75281A109         6177         105,658   SHARED-DEFINED  1,2         105,658     0
RANGE RES CORP         COM    75281A109         2505          42,842   SHARED-DEFINED  1,3          42,842     0
VENOCO INC             COM    92275P307        11575       1,313,873   SHARED-DEFINED  1,2       1,313,873     0
VENOCO INC             COM    92275P307         4675         530,642   SHARED-DEFINED  1,3         530,642     0
VENOCO INC             COM    92275P307         1459         165,606   SHARED-DEFINED              165,606     0


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